Profit (Loss) for the year - Summary Profits (losses) for the Years (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Profit Or Loss [abstract]
Profit (loss) for the year	€ (1,152)	€ 1,287	€ 1,966
Owners of the Parent
Profit (loss) from continuing operations	(1,411)	1,121	1,811
Profit (loss) from Discontinued operations/Non-current assets held for sale			(3)
Profit (loss) for the year attributable to owners of the Parent	(1,411)	1,121	1,808
Non-controlling interests
Profit (loss) from continuing operations	259	166	108
Profit (loss) from Discontinued operations/Non-current assets held for sale			50
Profit (loss) for the year attributable to Non-Controlling interests	€ 259	€ 166	€ 158